UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

9 Executive Park Drive, Suite B, Clifton Park, NY      12065
(Address of principal executive offices)                       (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 348-7217

Date of fiscal year end: January  31

Date of reporting period: July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Proxy Voting Record

Account Name: WALTHAUSEN SMALL CAP VALUE FUND
Custodian Name: HUNTINGTON NATIONAL BANK

AAON INC

Ticker:	AAON	Meeting Date:	5/25/2010
CUSIP	000360206

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

ALLEGIANT TRAVEL COMPANY

Ticker:	ALGT	Meeting Date:	6/8/2010
CUSIP	28884104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (6)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF ERNST & YOUNG, LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTANTS

ALTISOURCE PORTFOLIO SOLUTIONS

Ticker:	ASPS	Meeting Date:	5/19/2010
CUSIP	L0175J104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO APPROVE AND RATIFY THE APPOINTMENT OF DELOITTE &				FOR	FOR	WITH	ISSUER
TOUCHE LLP AS INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM
FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010

3. PROPOSAL TO APPROVE AND RATIFY THE SHARE REPURCHASE PROGRAM				FOR	FOR	WITH	ISSUER

4. PROPOSAL TO APPROVWE AND RATIFY THE DIRECTORS' REPORTS FOR THE				FOR	FOR	WITH	ISSUER
YEARS ENDED DECEMBER 31, 2009, DECEMBER 31, 2009, AND DECEMBER 31, 2007

5. PROPOSAL TO APPROVE AND RATIFY THE LUXEMBOURG STATUTORY				FOR	FOR	WITH	ISSUER
ACCOUNTS FOR THE YEARS ENDED DECEMBER 31, 2009, DECEMBER 31, 2009,
AND DECEMBER 31, 2007

6. PROPOSAL TO DISCHARGE ALL OF THE CURRENT AND PAST DIRECTORS OF				FOR	FOR	WITH	ISSUER
ALTISOURCE PORTFOLIO SOLUTIONS S.A. FOR THE PERFORMANCE OF
THEIR MANDATE DURING THE YEAR ENDED DECEMBER 21, 2009

AMERICAN OIL & GAS

Ticker:	AEZ	Meeting Date:	6/15/2010
CUSIP	28723104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDMENT TO THE ARTICLES OF INCORPORATION TO INCREASE				FOR	FOR	WITH	ISSUER
THE AUTHORIZED SHARES OF COMMON STOCK TO 150,000,000 SHARES

3. RATIFICATION OF THE EMPLOYMENT OF HEIN & ASSOCIATES LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT AUDITOR FOR THE FISCAL YEAR
ENDING DECEMBER 31, 2010

AMERICAN PHYSICIANS CAPITAL

Ticker:	ACAP	Meeting Date:	5/11/2010
CUSIP	28884104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010

ARCH CHEMICALS

Ticker:	ARJ	Meeting Date:	5/4/2010
CUSIP	03937R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE SENIOR MANAGEMENT INCENTIVE COMPENSATION PLAN				FOR	FOR	WITH	ISSUER

3. RATIFIACTION OF THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM

ARENA RESOURCES

Ticker:	ARD	Meeting Date:	12/11/2009
CUSIP	40049108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

2. ADOPTION OF THE RESTRICTED STOCK AWARD PLAN				FOR	FOR	WITH	ISSUER

3. ADOPTION OF THE AMENDMENT TO THE STOCK OPTION PLAN				FOR	FOR	WITH	ISSUER
(INCREASING THE NUMBER OF SHARES SUBJECT
THERETO FROM 5.5 MILLION TO 6 MILLION)

ASTRO-MED INC

Ticker:	A LOT	Meeting Date:	5/18/2010
CUSIP	04638F108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

ATWOOD OCEANICS

Ticker:	ATW	Meeting Date:	2/11/2010
CUSIP	50095108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (7)				FOR	NO VOTE		ISSUER

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP				FOR	NO VOTE		ISSUER
AS THE COPANY'S INDEPENDENT AUDITORS

BEMIS COMPANY

Ticker:	BMS	Meeting Date:	5/6/2010
CUSIP	81437105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (4)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THYE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

3. TO VOTE ON A PROPOSAL SUBMITTED BY A SHAREHOLDER, IF PROPERLY				AGAINST	AGAINST	WITH	ISSUER
PRESENTED AT THE MEETING

BRIGHAM EXPLORATION

Ticker:	BEXP	Meeting Date:	5/26/2010
CUSIP	109178103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	NO VOTE		ISSUER

2. TO CONSIDER AND VOTE UPON A PROPOSAL TO RATIFY THE SELECTION OF THE				FOR	NO VOTE		ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS TO AUDIT THE
COMPANY'S FISCAL YEAR 2010

BRYN MAWR BANK CORPORATION

Ticker:	BMTC	Meeting Date:	4/18/2010
CUSIP	550819106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (8)				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE ADOPTION OF THE COMPANY'S 2010 LONG-TERM				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN

3. TO RATIFY THE APPOINMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE 2010 FISCAL YEAR

4. TO CONSIDER AND VOTE UPON A SHAREHOLDER PROPOSAL TO ELIMINATE				FOR	FOR	WITH	ISSUER
CLASSIFICATION OF TERMS OF THE BOARD OF DIRECTORS

CABELA'S INC.

Ticker:	CAB	Meeting Date:	5/11/2010
CUSIP	126804301

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (9)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
FISCAL 2010

CNA SURETY CORPORATION

Ticker:	CNA	Meeting Date:	4/29/2010
CUSIP	12612L108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (7)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, DELOITTE & TOUCHE LLP
FOR FISCAL YEAR 2010

COMMERCIAL METALS

Ticker:	CMC	Meeting Date:	1/28/2010
CUSIP	201723103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. APPROVE THE ADOPTION OF THE COMPANY'S 2010 EMPLOYEE STOCK				FOR	FOR	WITH	ISSUER
PURCHASE PLAN

3. APPROVE THE AMENDMENT TO THE COMPANY'S 2006 LONG-TERM				FOR	FOR	WITH	ISSUER
EQUTIY INCENTIVE PLAN

4. APPROVE THE AMENDMENT TO THE COMPANY'S 1999 NON-EMPLOYEE				FOR	FOR	WITH	ISSUER
DIRECTOR STOCK PLAN, SECOND AMENDMENT AND RESTATEMENT

5. RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2010 FISCAL YEAR

COMMUNITY BANK SYSTEM

Ticker:	CBU	Meeting Date:	4/28/2010
CUSIP	203607106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (8)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF PWC AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2010 FY

2B. TO APPROVE AMENDMENTS TO THE COMPANY'S BY-LAWS REGARDING				FOR	FOR	WITH	ISSUER
DIRECTOR AND OFFICER LIABILITY

THE CORPORATE EXECUTIVE BOARD

Ticker:	EXBD	Meeting Date:	6/10/2010
CUSIP	21988R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (7)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
ENDED DECEMBER 31, 2010

CSG SYSTEMS INTERNATIONAL

Ticker:	CSGS	Meeting Date:	5/19/2010
CUSIP	126349109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. APPROVAL OF POTENTIAL ISSUANCE OF SHARES OF COMMON STOCK EQUAL TO				FOR	FOR	WITH	ISSUER
20% OR MORE UPON CONVERSION OF THE CORPORATION'S 3% SENIOR
SUBORDINATED COBVERTIBLE NOTES DUE 2017

3. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE CORPORATION'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010

CSS INDUSTRIES

Ticker:	CSS	Meeting Date:	7/28/2009
CUSIP	125906107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECT DIRECTORS (8)				FOR	FOR	WITH	ISSUER

DELTA APPAREL

Ticker:	DLA	Meeting Date:	11/12/2009
CUSIP	247368103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (9)				FOR	FOR	WITH	ISSUER

PROPOSAL TO RATIFY SELECTION OF ERNST & YOUNG, LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
FISCAL YEAR 2010

THE DRESS BARN

Ticker:	DBRN	Meeting Date:	12/9/2009
CUSIP	261570105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

2. TO AMEND AND RE-APPROVE UNDER IRS SECTION 162(M) THE				FOR	AGAINST	AGAINST	ISSUER
MATERIAL TERMS OF PERFORMANCE BASED AWARDS UNDER THE
COMPANY'S EXECUTIVE 162(M) ONUS PLAN, AS AMENDED

3. TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
AUDITORS FOR THE FY ENDING JULY 31, 2009

DREW INDUSTRIES

Ticker:	DW	Meeting Date:	5/20/2010
CUSIP	26168L205

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (8)				FOR	FOR	WITH	ISSUER

2. TO REAPPROVE PERFORMANCE CRITERIA UNDER THE 2002 EQUITY AWARD				FOR	FOR	WITH	ISSUER
AND INCENTIVE PLAN

3. TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUER
FOR THE YEAR ENDING DECEMBER 31, 2010

ETHAN ALLEN INTERIORS

Ticker:	ETH	Meeting Date:	11/16/2009
CUSIP	297602104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY SELECTION OF KPMG, LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR FISCAL YEAR 2010

FIRST BANCORP

Ticker:	FBNC	Meeting Date:	5/13/2010
CUSIP	318910106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (18)				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S ARTICLES OF				FOR	FOR	WITH	ISSUER
INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF
COMMON STOCK FROM 20,000,000 TO 40,000,000 SHARES

3. PROPOSAL TO RATIFY THE APPOIMTMENT OF ELLIOTT DAVIS PLLC AS THE				FOR	FOR	WITH	ISSUER
INDEPENDENT AUDITORS OF THE COMPANY FOR THE CURRENT FISCAL YEAR

4. PROPOASL TO CONSIDER AND APPROVE AN ADVISORY (NON-BINDING)				FOR	FOR	WITH	ISSUER
RESOLUTION ON EXECUTIVE COMPENSATION

FLOWERS FOODS

Ticker:	FLO	Meeting Date:	6/4/2010
CUSIP	343498101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
FISCAL YEAR ENDING DECEMBER 31, 2010

GLOBAL POWER EQUIPMENT GROUP

Ticker:	GLPW	Meeting Date:	4/22/2010
CUSIP	37941P207

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (6)				FOR	FOR	WITH	ISSUER

2. AUTHORIZATION OF THE BOARD OF THE COMPANY IN ITS DISCRETION TO AMEND				FOR	FOR	WITH	ISSUER
THE SECOND AMENDED AND RESTATED CERTIFICATE OF INCORPORATION
TO EFFECT A REVERSE STOCK SPLIT OF THE ISSUED AND OUTSTANDING
SHARES OF COMMON STOCK, PAR VALUE $0.01 PER SHARE, BY A RATIO
OF BETWEEN 1-FOR-2 AND 1-FOR-10, INCLUSIVE, WITHOUT FURTHER
APPROVAL OR AUTHORIZATION OF COMPANY'S SHAREHOLDERS

GULFPORT ENERGY CORP

Ticker:	GPOR	Meeting Date:	6/18/2010
CUSIP	402635304

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT THORTON LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR
ENDING DECEMBER 31, 2010

HALLMARK FINANCIAL SERVICES

Ticker:	HALL	Meeting Date:	5/28/2010
CUSIP	588056101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

HAWK CORPORATION

Ticker:	HWK	Meeting Date:	5/25/2010
CUSIP	420089104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (4)				FOR	FOR	WITH	ISSUER

2. RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT				FOR	FOR	WITH	ISSUER
AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010

HEXCEL CORPORATION

Ticker:	HXL	Meeting Date:	5/6/2010
CUSIP	428291108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (10)				FOR	FOR	WITH	ISSUER

2. VOTE FOR THE PROPOSAL TO APPOINT PRICEWATERHOUSECOOPERS LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

HILL-ROM HOLDINGS

Ticker:	HRC	Meeting Date:	3/4/2010
CUSIP	431475102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO AMEND THE AMENDED ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER
OF THE COMPANY TO PROVIDE FOR THE ANNUAL ELECTION OF THE
ENTIRE BOARD OF DIRECTORS

3. PROPOSAL TO AMEND THE AMENDED ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER
OF THE COMPANY TO ELIMINATE ALL SUPERMAJORITY VOTING PROVISIONS

4. PROPOSAL TO APPROVE A POLICY PROVIDING FOR AN ANNUAL				FOR	FOR	WITH	ISSUER
NON-BINDING ADVISORY SHAREHOLDER VOTE ON EXCUTIVE COMPENSATION

5. RATIFICATION OF THE APPOINTMENT OF PRICEWATHERHOUSECOOPERS LLP				FOR	FOR	WITH	ISSUER
AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY

HUTCHINSON TECHNOLOGY INC

Ticker:	HTCH	Meeting Date:	1/27/2010
CUSIP	448407106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (9)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP				FOR	FOR	WITH	ISSUER
AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE 2010 FY

INTERVAL LEISURE GROUP

Ticker:	IILG	Meeting Date:	6/15/2010
CUSIP	46113M108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (9)				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE AMENDED AND RESTATED INTERVAL LEISURE GROUP, INC.				FOR	AGAINST	AGAINST	ISSUER
2008 STOCK AND ANNUAL INCENTIVE PLAN

3. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL
YEAR ENDING DECEMBER 31, 2010

JOHN BEAN TECHNOLOGIES

Ticker:	JBT	Meeting Date:	5/5/2010
CUSIP	477839104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE PERFORMANCE GOALS FOR CERTAIN PERFORMANCE-BASED				FOR	FOR	WITH	ISSUER
AWARDS UNDER THE COMPANY'S INCENTIVE COMPENSATION AND STOCK PLAN

KAPSTONE PAPER AND PACKAGING

Ticker:	KS	Meeting Date:	5/27/2010
CUSIP	48562P103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. 2009 EMPLOYEE STOCK PURCHASE PLAN				FOR	FOR	WITH	ISSUER

3. AMENDMENT TO THE 2006 INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE CORPORATION'S				FOR	FOR	WITH	ISSUER
INDEPENDENT ACCOUNTING FIRMFOR THE FISCAL YEAR 2010

KNOLL INC.

Ticker:	KNL	Meeting Date:	5/5/2010
CUSIP	498904200

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE NKOLL INC. 2010 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE
FISCAL YEAR ENDING DECEMBER 31, 2010

LADISH CO.

Ticker:	LDSH	Meeting Date:	5/5/2010
CUSIP	505754200

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (7)				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE COMPANY'S 2010 RESTRICTED STOCK UNIT PLAN.				FOR	FOR	WITH	ISSUER
UNDER THE TERMS OF THE PLAN, 500,000 SHARES OF RESTRICTED STOCK
WOULD BE CONTRIBUTED TO THE PLAN

3. TO RATIFY THE ACTION TAKEN BY THE AUDIT COMMITTEE OF THE BOARD OF				FOR	FOR	WITH	ISSUER
DIRECTORS IN RETAINING THE INDEPENDENT AUDIT FIRM OF GRANT THORTON LLP
AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR 2010

LIFETIME BRANDS

Ticker:	LCUT	Meeting Date:	6/17/2010
CUSIP	53222Q103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (8)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM

LYDALL INC

Ticker:	LDL	Meeting Date:	4/28/2010
CUSIP	550819106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (8)				FOR	FOR	WITH	ISSUER

2. RATIFYING THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP				FOR	FOR	WITH	ISSUER
AS INDEPENDENT AUDITORS FOR FISCAL YEAR 2010

MCGRATH RENTCORP

Ticker:	MGRC	Meeting Date:	6/8/2010
CUSIP	580589109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (6)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE INDEPENDENT				FOR	FOR	WITH	ISSUER
AUDITORS FPR THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2010

MERCER INTERNATIONAL

Ticker:	MERC	Meeting Date:	6/1/2010
CUSIP	588056101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (7)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT AUDITORS

MONRO MUFFLER

Ticker:	MNRO	Meeting Date:	8/11/2009
CUSIP	610236101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (4)				FOR	FOR	WITH	ISSUER

2. RATIFY THE PROPOSAL REGARDING REEVALUATING THE SELECTION				FOR	FOR	WITH	ISSUER
OF INDEPENDENT ACCOUNTANTS

3. RE-APPROVE THE MANAGEMENT INCENTIVE COMPENSATION PLAN				FOR	FOR	WITH	ISSUER

NATIONAL WESTERN LIFE INSURANCE COMPANY

Ticker:	NWLI	Meeting Date:	6/29/2010
CUSIP	638522102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO APPROVE THE 2010 EXECUTIVE OFFICER BONUS PROGRAM				FOR	FOR	WITH	ISSUER

NN INC.

Ticker:	NNBR	Meeting Date:	5/20/2010
CUSIP	629337106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

2. FOR RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP				FOR	FOR	WITH	ISSUER
AS REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

NOBEL LEARNING COMMUNITIES

Ticker:	NOBL	Meeting Date:	11/4/2009
CUSIP	654889104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (4)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF GRANT THORNTON, LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S REGISTERED INDEPENDENT PUBLIC ACCOUNTANTS FOR
FISCAL YEAR 2009

NORTHERN OIL & GAS

Ticker:	NOG	Meeting Date:	6/30/2010
CUSIP	665531109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (7)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF MANTYLA MCREYNOLDS LLC				FOR	FOR	WITH	ISSUER
AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010

OCWEN FINANCIAL

Ticker:	OCN	Meeting Date:	5/6/2010
CUSIP	675746309

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (6)				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE LLP AS OUR				FOR	AGAINST	AGAINST	ISSUER
INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM FOR
THE FISCAL YEAR ENDING DECEMBER 31, 2010

OVERHILL FARMS

Ticker:	OFI	Meeting Date:	6/2/2010
CUSIP	690212105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

2. TO CONSIDER AND VOTE UPON A PROPOSAL TO RATIFY THE SELECTION OF THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS TO AUDIT THE
COMPANY'S FISCAL YEAR 2010

PAREXEL INTERNATIONAL CORP

Ticker:	PRXL	Meeting Date:	12/10/2009
CUSIP	699462107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FOR THE FISCAL YEAR ENDING JUNE 30, 2010

PLATINUM UNDERWRITERS HOLDINGS

Ticker:	PTP	Meeting Date:	4/29/2010
CUSIP	G7129100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (9)				FOR	FOR	WITH	ISSUER

2A. AMENDMENTS TO THE BY-LAWS REGARDING ENHANCED RESTRICTIONS TO				FOR	FOR	WITH	ISSUER
MITIGATE THE RISK OF ATTRIBUTION OF INCOME TO U.S. SHAREHOLDERS

2B. TO APPROVE AMENDMENTS TO THE COMPANY'S BY-LAWS REGARDING				FOR	FOR	WITH	ISSUER
DIRECTOR AND OFFICER LIABILITY

2C. TO APPROVE AMENDMENTS TO THE COMPANY'S BY-LAWS REGARDING THE				FOR	FOR	WITH	ISSUER
JURISDICTIONS IN WHICH CERTAIN CORPORATE ACTIONS MAY BE TAKEN

2D. TO APPROVE AMENDMENTS TO THE COMPANY'S BY-LAWS REQUIRING				FOR	FOR	WITH	ISSUER
THAT DIRECTORS TAKE CERTAIN ACTIONS BY A MAJORITY

2E. AMENDMENTS TO BY-LAWS ALLOWING A PERSON ENTITLED TO MORE				FOR	FOR	WITH	ISSUER
THAN ONE VOTE AT A GENERAL MEETING TO CAST VOTES IN DIFFERENT WAYS

2F. AMENDMENTS TO THE BY-LAWS CLARIFYING CERTAIN POINTS REGARDING				FOR	AGAINST	AGAINST	ISSUER
THE BOARD'S RIGHTS TO REFUSE TO REGISTER A TRANSFER OF SHARES

2G. AMENDMENTS TO BY-LAWS TO PROVIDE THAT THE BOARD SHALL CONSIST				FOR	AGAINST	AGAINST	ISSUER
OF NOT LESS THAN TWO DIRECTORS OR SUCH NUMBER IN EXCESS THEREOF

2H. TO APPROVE OTHER CHANGES TO THE COMPANY'S BY-LAWS				FOR	FOR	WITH	ISSUER

3. TO APPROVE THE COMPANY'S 2010 SHARE INCENTIVE PLAN				FOR	AGAINST	AGAINST	ISSUER

4. TO RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE				FOR	FOR	WITH	ISSUER
COMPANY'S SECTION 162(M) PERFORMANCE INCENTIVE PLAN SO THAT
COMPENSATION PAYABLE THEREUNDER TO CERTAIN EXECUTIVE OFFICERS IS TAX
DEDUCTIBLE UNDER SECTION 162(M) OF THE INTERNAL REVENUE CODE

5. TO APPROVE THE NOMINATION OF KMPG, A BERMUDE PARTNERSHIP, AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2010 FY

POLARIS INDUSTRIES

Ticker:	PII	Meeting Date:	4/29/2010
CUSIP	731068102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED AUDITOR FOR 2010

PRGX GLOBAL

Ticker:	PRGX	Meeting Date:	6/15/2010
CUSIP	21988R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	NO		ISSUER

2. RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN LLP AS INDEPENDENT				FOR	NO		ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010

RESOLUTE ENERGY

Ticker:	REN	Meeting Date:	6/10/2010
CUSIP	76116A108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2010

RLI CORPORATION

Ticker:	RLI	Meeting Date:	5/6/2010
CUSIP	749607107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (6)				FOR	FOR	WITH	ISSUER

2. APPROVE THE COMPANY'S LONG-TERM INCENTIVE PLAN				FOR	AGAINST	AGAINST	ISSUER

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010

RTI INTERNATIONAL METALS

Ticker:	RTI	Meeting Date:	4/30/2010
CUSIP	74973W107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (9)				FOR	NO VOTE		ISSUER

2. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE				FOR	NO VOTE		ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2010

S1 CORPORATION

Ticker:	SONE	Meeting Date:	5/24/2010
CUSIP	78463B101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. TO RATIFY OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER
(PRICEWATERHOUSECOOPERS LLP) FOR 2010

SALLY BEAUTY HOLDINGS

Ticker:	SBH	Meeting Date:	1/27/2010
CUSIP	79546E104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (4)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF KPMG LLP AS THE CORPORATION'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
FISCAL YEAR 2010

3. APPROVAL OF THE COMPANY'S 2010 OMNIBUS INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

SCHOOL SPECIALTY

Ticker:	SCHS	Meeting Date:	8/18/2009
CUSIP	807863105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

2. APPROVE AMENDMENT TO THE ARTICLES OF ASSOCIATION WITH RESPECT TO				FOR	FOR	WITH	ISSUER
SHAREHOLDER ELECTION OF DIRECTORS APPOINTED TO FILL BOARD VACANCIES

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FY2009

SILGAN HOLDINGS

Ticker:	SLGN	Meeting Date:	6/7/2010
CUSIP	827048109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.TO AUTHORIZE AND APPROVE AN AMENDMENT TO THE AMENDED AND				FOR	FOR	WITH	ISSUER
RESTATED CERTIFICATE OF INCORPORATION OF THE COMPANY TO AMEND THE
STOCKHOLDER VOTING STANDARD FROM A MAJORITY OF SHARES
OUTSTANDING STANDARD TO A MAJORITY OF VOTES CAST STANDARD

2. TO AUTHORIZE AND APPROVE AN AMENDMENT TO THE AMENDED AND RESTATED				FOR	FOR	WITH	ISSUER
CERTIFICATE OF INCORPORATION OF THE COMPANY TO INCREASE THE NUMBER
OF AUTHORIZED SHARES OF COMMON STOCK FROM 100,000,000
TO 200,000,000

3. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

4. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
ENDING DECEMBER 31, 2010

SOLUTIA INC

Ticker:	SOA	Meeting Date:	4/21/2010
CUSIP	834376501

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE &				FOR	FOR	WITH	ISSUER
TOUCHE LLP AS INDEPENEDENT PUBLIC ACCOUNTANTS

3. APPROVAL OF THE AMENDED AND RESTATED 2007 MANAGEMENT				FOR	FOR	WITH	ISSUER
LONG-TERM INCENTIVE PLAN

4. APPROVAL OF THE SOLUTIA ANNUAL INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

5. APPROVAL OF ADOPTION OF A SECTION 382 STOCKHOLDERS				FOR	FOR	WITH	ISSUER
RIGHTS AGREEMENT

SPECIALTY UNDERWRITERS' ALLIANCE

Ticker:	SUAI	Meeting Date:	11/10/2009
CUSIP	84751T309

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO ADOPT THE AMENDED AND RESTATED AGREEMENT AND PLAN				FOR	FOR	WITH	ISSUER
OF MERGER EXECUTED ON JULY 22, 2009 AND EFFECTIVE AS OF JUNE 21,
2009 AND EFFECTIVE AS OF JUNE 21, 2009, AMONG SPECIALTY
UNDERWRITERS' ALLIANCE, INC., TOWER GROUP, INC.AND TOWER S.F.
MERGER CORPORATION, A WHOLLY OWNED SUBSIDIARY OF TOWER.

2. TO APPROVE THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL				FOR	FOR	WITH	ISSUER
MEETING FOR THE SOLICITATION OF ADDITIONAL PROXIES IN THE EVENT
THERE ARE NOT SUFFICIENT VOTES PRESENT, IN PERSON OR
REPRESENTED BY PROXY, AT THE TIME OF THE SPECIAL MEETING
TO ADOPT THE MERGER AGREEMENT

STANDEX INTERNATIONAL

Ticker:	SXI	Meeting Date:	10/28/2009
CUSIP	854231107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE				FOR	FOR	WITH	ISSUER
& TOUCHE LLP AS INDEPENDENT AUDITORS

THERAGENICS CORP.

Ticker:	TGX	Meeting Date:	5/13/2010
CUSIP	883375107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE THERAGENICS CORPORATION' EMPLOYEE STOCK				FOR	FOR	WITH	ISSUER
PURCHASE PLAN

3. TO RATIFY THE APPOINTMENT OF DIXON HUGHES PLLC AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

THERMADYNE HOLDINGS

Ticker:	THMD	Meeting Date:	4/27/2010
CUSIP	883435307

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (7)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF KMPG LLP				FOR	FOR	WITH	ISSUER

THOMAS & BETTS

Ticker:	TNB	Meeting Date:	5/5/2010
CUSIP	884315102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (10)				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER

VISHAY INTERTECHNOLOGY

Ticker:	VSH	Meeting Date:	6/16/2010
CUSIP	928298108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (3)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S				FOR	FOR	WITH	ISSUER
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
ENDING DECEMBER 31, 2010

3. STOCKHOLDER PROPOSAL				AGAINST	AGAINST	WITH	STOCKHOLDER

VITAL IMAGES

Ticker:	VTAL	Meeting Date:	5/11/2010
CUSIP	92846N104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (8)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF THE COMPANY'S				FOR	FOR	WITH	ISSUER
BOARD OF DIRECTORS OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
DECEMBER 31, 2010

WALTER INVESTMENT MANAGEMENT

Ticker:	WAC	Meeting Date:	4/30/2010
CUSIP	93317W102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE APPOINITMENT OF ERNST & YOUNG LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM FOR THE
2010 FISCAL YEAR

WEST PHARMACEUTICALS

Ticker:	WEST	Meeting Date:	5/4/2010
CUSIP	955306105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (4)				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS				FOR	FOR	WITH	ISSUER
THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FOR THE FY ENDING DECEMBER 31, 2010

WHITING PETROLEUM

Ticker:	WLL	Meeting Date:	5/6/2010
CUSIP	966387102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (2)				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDMENT TO CERTIFICATE OF INCORPORATION TO				FOR	FOR	WITH	ISSUER
INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2010

GULFPORT ENERGY CORP

Ticker:	GPOR	Meeting Date:	6/18/2010
CUSIP	402635304

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS (5)				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT THORTON LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR
ENDING DECEMBER 31, 2010

4. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE CORPORATION'S				FOR	FOR	WITH	ISSUER
INDEPENDENT ACCOUNTING FIRMFOR THE FISCAL YEAR 2010

5. PROPOSAL TO APPROVE AND RATIFY THE LUXEMBOURG STATUTORY				FOR	FOR	WITH	ISSUER
ACCOUNTS FOR THE YEARS ENDED DECEMBER 31, 2009, DECEMBER 31, 2009,
AND DECEMBER 31, 2007

6. PROPOSAL TO DISCHARGE ALL OF THE CURRENT AND PAST DIRECTORS OF				FOR	FOR	WITH	ISSUER
ALTISOURCE PORTFOLIO SOLUTIONS S.A. FOR THE PERFORMANCE OF
THEIR MANDATE DURING THE YEAR ENDED DECEMBER 21, 2009

2E. AMENDMENTS TO BY-LAWS ALLOWING A PERSON ENTITLED TO MORE				FOR	FOR	WITH	ISSUER
THAN ONE VOTE AT A GENERAL MEETING TO CAST VOTES IN DIFFERENT WAYS

2F. AMENDMENTS TO THE BY-LAWS CLARIFYING CERTAIN POINTS REGARDING				FOR	AGAINST	AGAINST	ISSUER
THE BOARD'S RIGHTS TO REFUSE TO REGISTER A TRANSFER OF SHARES

2G. AMENDMENTS TO BY-LAWS TO PROVIDE THAT THE BOARD SHALL CONSIST				FOR	AGAINST	AGAINST	ISSUER
OF NOT LESS THAN TWO DIRECTORS OR SUCH NUMBER IN EXCESS THEREOF

2H. TO APPROVE OTHER CHANGES TO THE COMPANY'S BY-LAWS				FOR	FOR	WITH	ISSUER

3. TO APPROVE THE COMPANY'S 2010 SHARE INCENTIVE PLAN				FOR	AGAINST	AGAINST	ISSUER

4. TO RE-APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE				FOR	FOR	WITH	ISSUER
COMPANY'S SECTION 162(M) PERFORMANCE INCENTIVE PLAN SO THAT
COMPENSATION PAYABLE THEREUNDER TO CERTAIN EXECUTIVE OFFICERS IS TAX
DEDUCTIBLE UNDER SECTION 162(M) OF THE INTERNAL REVENUE CODE

5. TO APPROVE THE NOMINATION OF KMPG, A BERMUDE PARTNERSHIP, AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2010 FY

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Walthausen Funds

By: /s/ John B. Walthausen

       John B. Walthausen, President

Date:               8/24/2010